UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08759
Laudus Institutional Trust
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Laudus Institutional Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: March 31
Date of reporting period: September 30, 2010

Item 1: Report(s) to Shareholders.

Semiannual Report September 30, 2010

COMMAND PERFORMANCETM

Laudus Mondrian Institutional Fundstm

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional International Equity Fund

Adviser
Charles Schwab Investment Management, Inc.

Subadviser
Mondrian Investment Partners Limited

This page is intentionally left blank.

Laudus Mondrian Institutional Funds

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: ALPS Distributors, Inc.

The industry/sector classification of the funds’ portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s. GICS is a service mark of MSCI and S&P and has been licensed for use by CSIM and certain affiliates. Charles Schwab & Co, Inc. and ALPS Distributors, Inc. are unaffiliated entities.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.laudus.com.

Total Return for the Report Period

Laudus Mondrian Institutional Emerging Markets Fund (Ticker Symbol: LIEMX)[1]	8.00%

MSCI Emerging Markets Index (Net)	8.15%

Performance Details	pages 4-6

Laudus Mondrian Institutional International Equity Fund (Ticker Symbol: LIIEX)[1]	-0.40%	*

MSCI EAFE® Index (Net)	0.20%

Performance Details	pages 7-9

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Redemption fees charged on shares sold or exchanged 30 days or less after purchasing them may affect share level returns.

Fund expenses may have been partially absorbed by CSIM. Without these reductions, the funds’ returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

There are risks associated with investing in securities of foreign issuers, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

Please see prospectus for further detail and investor eligibility requirements.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.

[1]	The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

2 Laudus Mondrian Institutional Funds

The Investment Environment

The past six months produced mixed returns and high volatility in global capital markets. Generally, international equity markets fared slightly better than U.S. ones, while fixed income outperformed both for the most part. Commodity returns were mixed, as precious metals were widely sought after and performed well, but energy-related commodities lost more than 10%. Globally, stock price movements were highly synchronized during the period, continuing a pattern which began to gather strength in the summer of 2007. Major macroeconomic events during the period include concerns about sovereign debt levels for many European countries and a major oil spill in the Gulf of Mexico. The U.S. dollar dropped in value versus some major currencies during the period, enhancing returns in overseas markets for U.S. dollar-based investors.

In the U.S., large-cap stocks lost about 1% for the period, with a modest spread between growth- and value-style equities, as growth outperformed value by about 2%. U.S. small-caps outperformed U.S. large-caps, gaining about 1%. U.S. small-cap growth stocks outperformed value, adding about 2% versus value stocks’ loss of about 2%. Internationally, the results were slightly better. International large-cap stocks were up about 1%, but were outperformed by international small-cap stocks, which gained nearly 5%. As occurred in the U.S., international growth stocks outperformed their value counterparts, with growth gaining about 2% to value’s loss of about 1%. Emerging markets stocks performed the best among major equity groups, adding more than 8% for the period.

From a global sector perspective, returns were mixed among those considered to be cyclical in their growth—meaning they are more sensitive to the broad level of economic activity—and those considered more defensive, or less sensitive to economic activity levels. The Telecommunications Services Sector, generally considered defensive in nature, gained more than 11%. Consumer Discretionary stocks, considered more cyclical, and Consumer Staples, another defensive group, were next in performance, both up over 5% in the period. Utilities also performed positively, as did Industrials. Lagging sectors were Financials, Information Technology, Energy and Health Care, all of which were down about 2% during the period.

Among major developed economies around the globe, the United Kingdom, Germany and Canada performed the best during the period, each gaining about 2−3% in U.S. dollar terms. Some European countries posted negative returns, notably Greece, down more than 30%, and Ireland, which lost over 20%. These two countries were among those perceived to have some of the highest risk regarding the safety of their government debt. Italy, France and Switzerland posted smaller losses. Japan lost about 5% and the U.S. slightly more than 1% during the six-month period. As noted above, emerging markets as a whole outperformed developed markets, led by India, China and Brazil among the major emerging markets. Some smaller markets in Latin America, such as Colombia and Chile, and in Asia, such as Indonesia, performed very well.

Returns for fixed income securities were mostly positive for the period, with many major indexes posting returns above 5%. U.S. Treasury securities gained more than 7% to lead major U.S. investment grade groups, as investors sought the perceived safety of U.S. government-related assets during a time of global economic uncertainty. Non-U.S. government bonds also performed well, adding about 9%, helped along by the drop in the U.S. dollar versus some major currencies. The Japanese and United Kingdom fixed income markets performed the best from a U.S. dollar perspective, partially on the strength of their currencies. Longer-maturity bonds, especially those maturing in more than 10 years, also performed well, as global interest rates dropped during the period.

Commodity index returns were mixed for the six-month period, with wide variation. For example, Metals, led by gold and silver, were up about 7%. Gold gained about 17% and silver over 20%, as precious metals performed well in a period of economic uncertainty. But crude oil was down about 14% for the period, and Unleaded Gasoline lost more than 9%. Agricultural prices outperformed those of other major commodity groups, adding about 27% during the period. Sugar and wheat were particularly strong, both posting gains of more than 30%. As occurred in the non-U.S. equity and fixed income markets, the drop in the U.S. dollar’s value versus other major currencies helped the performance of commodities for U.S. dollar-based investors.

Laudus Mondrian Institutional Funds 3

Laudus Mondrian Institutional Emerging Markets Fund

Laudus Mondrian Institutional Emerging Markets Fund returned 8.00% for the six-month period that ended September 30, 2010, while its comparative index, the MSCI Emerging Markets Index (Net) Index (the index), returned 8.15%. The fund’s underperformance was attributed to its more defensively-oriented stock selection. During the period under review, index returns were positive across all regions except Eastern Europe, which fell more than 2%. Asia was the strongest region with outperformance from the Southeast Asian countries of Indonesia, Malaysia and Thailand. Within Latin America, the smaller Andean markets also posted very strong returns, with Colombia up about 37%, Chile returning more than 35%, and Peru appreciating more than 30%.

On a sector-specific level, returns in the MSCI Emerging Markets Index were most positive in the Consumer Discretionary and Consumer Staples sectors. This was due, in part, to investors trying to tap into the growing domestic consumption across the developing world. The Industrial and Financial sectors also performed well. Both of them benefited from increasing confidence in the domestic growth of emerging market economies, especially when compared to the developed world. The more internationally linked sectors paled in comparison; this was true for Energy, Materials, and Information Technology. The fund benefited from a large weighting in Consumer Staples and an underweight position to Materials. Movement in emerging market currencies increased U.S. dollar returns, as most of the currencies appreciated relative to the U.S. dollar.

The fund’s general investment strategy continued to be driven by several consistent factors implemented by the Mondrian portfolio management team, with an overriding emphasis on value stocks. The main changes during the period included selling out of Komercni Bank in the Czech Republic, in preference for Credicorp Ltd., the largest financial institution in Peru. The long-term, macro-economic outlook, and under-penetrated banking system in Peru, created a more attractive investment opportunity than could be found in the Czech Republic. In addition, we increased the fund’s exposure to Consumer Staples and bought Ambev, the largest Brazilian brewer, and Want Want, the Chinese snack food manufacturer. These additions were funded by selling out of Hyundai Motor in Korea, after strong outperformance, and Bharti Airtel, in India, after reassessing the business.

The six-month period ended on a positive note, with the MSCI Emerging Markets Index posting an 11.1% return in September 2010. The renewed confidence in global economic growth was reflected in the strong performance of stock markets around the world. This was a shift from the beginning of the reporting period, when the index fell over 8% during the second quarter of 2010, on what seemed to be a steady stream of negative headline news. Despite the strong end to the six-month period, Mondrian believes that the global economy still has significant challenges ahead of it. Not least of which is the high number of government debt positions in the developed world. With this in mind, Mondrian maintains a cautious stance toward the fund’s portfolio, and prefers less cyclical businesses where it tends to have greater confidence in its ability to generate sustainable cash flows and dividend growth.

As of 9/30/10:
 Fund Characteristics

Number of Companies[1]	41
Weighted Average Market Cap ($ x 1,000,000)	$33,611
Price/Earnings Ratio (P/E)	12.21
Price/Book Ratio (P/B)	2.27
Portfolio Turnover (One year trailing)	32%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Total Net Assets ($ x 1,000)	$6,194
Ticker Symbol	LIEMX
Cusip	51855H101
NAV	$9.31

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

4 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

April 24, 2008 – September 30, 2010
Performance of a Hypothetical
$1,000,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception

Fund: Laudus Mondrian Institutional Emerging Markets Fund (4/24/08)	8.00%	15.89%	-1.22%
MSCI Emerging Markets Index (Net)[2]	8.15%	20.22%	-1.56%

Fund Expense Ratios3: Net 1.27%; Gross 7.56%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/20. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses are influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.

Laudus Mondrian Institutional Funds 5

 Laudus Mondrian Institutional Emerging Markets Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

China	20.4%

Brazil	17.6%

Taiwan	10.5%

Turkey	7.5%

South Africa	7.3%

Republic of Korea	5.3%

India	5.0%

Russia	3.7%

Chile	3.3%

Thailand	2.9%

Indonesia	2.5%

Philippines	2.5%

Other Countries	11.5%

Total	100.0%

 Sector Weightings % of Equities

Financials	25.4%
Energy	15.1%
Telecommunication Services	12.6%
Utilities	12.2%
Consumer Staples	11.2%
Information Technology	10.9%
Industrials	8.9%
Materials	3.7%
Total	100.0%

 Top Equity Holdings % of Net Assets1

China Construction Bank Corp., Class H	3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.7%
KT&G Corp.	3.7%
Vale S.A. ADR	3.6%
Redecard S.A.	3.4%
Turpas-Turkiye Petrol Rafinerileri A/S	3.3%
Enersis S.A. ADR	3.3%
Itausa - Investimentos Itau S.A.	3.2%
Industrial & Commercial Bank of China Ltd., Class H	3.2%
Chunghwa Telecom Co., Ltd. ADR	3.1%
Total	34.4%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements. Investing in emerging markets accentuates these risks. Investments in emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

[1]	This list is not a recommendation of any security by the investment adviser.

6 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional International Equity Fund

The Laudus Mondrian Institutional International Equity Fund returned -0.40% for the six-month period, while its comparative index, the MSCI EAFE (Net) Index (the index), returned 0.20%. Geographical weighting was a positive contributor, whereas currency holdings were neutral, and stock selection was slightly negative. Stock selection was positive in Asia, especially in Japan, but this was offset by stock selection in the United Kingdom (U.K.) and Germany. The fund’s underweight position in the outperforming market of Hong Kong hurt performance, but asset allocation overall was beneficial, especially the fund’s lack of exposure to the underperforming markets of Greece and Ireland, and overweight position in the strong market of Singapore.

Euro-zone sovereign debt concerns intensified early in the reporting period, and governments announced new initiatives to address the deficits. Consequently, the index fell by 14% in the second quarter of 2010, its largest quarterly decline since the end of 2008. (Returns are quoted in U.S. dollars.) Subsequent economic data releases, however, generally pointed to moderate global growth and helped calm some investor fears. Moreover, the policy stance of certain central banks—including the U.S. Federal Reserve and the Bank of England—supported additional quantitative easing.

In Europe, Sweden had the best performing equity market, up about 16% in the index. Improvements in Swedish industrial activity helped to reduce unemployment. The Danish market also did well, up more than 11%. The share price of Novo Nordisk, the pharmaceuticals company that dominated the Danish country index, rose strongly early in the period. The German equity market rose more than 2% in the index. Germany’s significant export sector did well and, after a decade of stagnation, consumer spending in Germany seemed to be entering a period of growth. The French equity market fell sharply early in the reporting period, as French banks were collectively the most exposed foreign banks to Greek borrowers. The French equity market subsequently rose, as consumer confidence registered three consecutive monthly increases. The U.K. equity market fared well, up more than 3%. A new Conservative-Liberal Democrat coalition government was formed, and it moved quickly to outline its fiscal consolidation plans. Despite the rescue plan by other euro-zone member governments, Greece had the worst performing equity market over the six-month period, down more than 30%, as investors questioned the sustainability of the country’s still-rising debt load. Ireland had the second worst performing equity market in the region, down more than 20%. Concerns centered on the rising budgetary cost of supporting the country’s ravaged financial sector.

In the Asia Pacific region, Singapore had the best performing equity market, up more than 15% in the index. Surging exports drove a rapid recovery in Singapore’s economy, though it appears to have slowed somewhat. Initiatives introduced in China to curb property speculation affected the equity market in Hong Kong, which fell early in the period. This was followed by a surge on news that an even more accommodative monetary policy stance in the United States might be put into place. The Japanese equity market declined nearly 5%, as export competitiveness was negatively impacted by relative exchange rate movements. Australia had the worst performing equity market in the region early in the period, and then shifted to being the best performing equity market, helped by currency strength.

The Consumer Staples and Telecommunications Sectors, traditional safe havens, were among the better performing sectors during this volatile six-month period. The Health Care Sector, another defensive sector, did less well, as certain European governments either proposed or implemented drug price reductions as part of their budgetary austerity plans. The Financials Sector was down 2.4%. The cross-country sovereign debt exposures of euro-zone banks remained the dominant concern during the first half of the reporting period. Later in the period, the publication of Europe’s financial stress tests and proposed new regulatory standards for bank capital and liquidity contributed to good performance from financial stocks. Greater economic uncertainty contributed to lower commodity prices, pushing the Materials Sector down 2.4%. The Energy Sector did poorly, falling 5.5%. The Information Technology Sector was the worst performing sector, down 7.6%.

Movements in exchange rates were positive during the reporting period. Most currencies appreciated against the U.S. dollar. In particular, the Japanese yen gained 11.9% against the U.S. dollar. The Australian dollar appreciated 5.5% against the U.S. dollar, the euro strengthened by 0.9%, the sterling was up 3.9%, and the defensive Swiss franc rose by 7.7%.

As of 9/30/10:
 Fund Characteristics

Number of Companies[1]	36
Weighted Average Market Cap ($ x 1,000,000)	$61,977
Price/Earnings Ratio (P/E)	13.68
Price/Book Ratio (P/B)	1.48
Portfolio Turnover (One year trailing)	29%

 Fund Overview

Fund

Initial Investment	$1,000,000
Inception Date	4/24/2008
Total Net Assets ($ x 1,000)	$14,316
Ticker Symbol	LIIEX
Cusip	51855H200
NAV	$7.46

Manager views and portfolio holdings may have changed since the report date.

[1]	Short-term investments are not included.

Laudus Mondrian Institutional Funds 7

 Laudus Mondrian Institutional International Equity Fund

Performance Summary as of 9/30/10

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.laudus.com.

Performance data quoted does not reflect the non-recurring redemption fee of 2% that may be charged if shares are sold or exchanged within 30 days of the purchase date. If these fees were reflected, the performance data quoted would be lower.

April 24, 2008 – September 30, 2010
Performance of a Hypothetical
$1,000,000 Investment1

 Average Annual Total Returns1

Fund and Inception Date	6 Months		1 Year	Since Inception

Fund: Laudus Mondrian Institutional International Equity Fund (4/24/08)	-0.40%	*	0.17%	-9.49%
MSCI EAFE Index®(Net)[2]	0.20%		3.27%	-8.93%

Fund Expense Ratios3: Net 0.90%; Gross 2.26%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

The fund’s performance relative to the index may be affected by fair-value pricing, see financial note 2 for more information.

*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[1]	Fund expenses may have been partially absorbed by CSIM. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 21 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment. Investors cannot invest directly in any index and index figures do not include trading and management costs.
[3]	As stated in the prospectus. Net Expenses: Reflects expenses expected to be charged to shareholders through at least 7/30/20. Adviser expects to hold expenses at this level by waiving its management fees and/or bearing other expenses. Gross Expenses: Reflects the total annual fund operating expenses. Actual expenses are influenced by total assets and may be reduced based on contractual fee waiver by Adviser. Please see the prospectus for more information. For actual ratios during the period, refer to the Financial Highlights section in the Financial Statements.

8 Laudus Mondrian Institutional Funds

 Laudus Mondrian Institutional International Equity Fund

Performance Summary   as of 9/30/10 continued

 Country Weightings % of Investments

United Kingdom	21.6%

Japan	21.3%

France	18.3%

Australia	7.9%

Spain	7.8%

Switzerland	6.6%

Singapore	4.8%

Germany	2.9%

Taiwan	2.6%

Other Countries	6.2%

Total	100.0%

 Sector Weightings % of Equities

Consumer Staples	18.3%
Financials	17.6%
Telecommunication Services	17.1%
Health Care	16.1%
Energy	10.7%
Utilities	6.8%
Information Technology	6.3%
Consumer Discretionary	4.7%
Industrials	2.4%
Total	100.0%

 Top Equity Holdings % of Net Assets1

Novartis AG - Reg’d	4.5%
Royal Dutch Shell plc, Class A	4.1%
GlaxoSmithKline plc	4.1%
Unilever plc	4.0%
Takeda Pharmaceutical Co., Ltd.	3.9%
Carrefour S.A.	3.9%
CANON, Inc.	3.6%
France Telecom S.A.	3.5%
Kao Corp.	3.4%
Vodafone Group plc	3.4%
Total	38.4%

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability, fluctuations in currency and exchange rates, and an increased risk of price volatility associated with less uniformity in accounting and reporting requirements.

[1]	This list is not a recommendation of any security by the investment adviser.

Laudus Mondrian Institutional Funds 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2010 and held through September 30, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 4/1/10	at 9/30/10	4/1/10–9/30/10

Laudus Mondrian Institutional Emerging Markets Fund
Actual Return	1.27%	$1,000	$1,080.00	$6.62
Hypothetical 5% Return	1.27%	$1,000	$1,018.70	$6.43

Laudus Mondrian Institutional International Equity Fund
Actual Return	0.90%	$1,000	$994.70	$4.50
Hypothetical 5% Return	0.90%	$1,000	$1,020.56	$4.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days of the period, and divided by 365 days of the fiscal year.

10 Laudus Mondrian Institutional Funds

Laudus Mondrian Institutional Emerging Markets Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–	4/25/08[1]–
	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	8.62		5.23	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17		0.19	0.14
Net realized and unrealized gains (losses)	0.52		3.39	(4.81)

Total from investment operations	0.69		3.58	(4.67)
Less distributions:
Distributions from net investment income	—		(0.19)	(0.10)

Net asset value at end of period	9.31		8.62	5.23

Total return (%)	8.00	[2]	68.64	(46.71)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	1.27	[3]	1.27	1.25	[3,4]
Gross operating expenses	3.78	[3]	7.56	7.22	[3]
Net investment income (loss)	3.93	[3]	2.48	2.10	[3]
Portfolio turnover rate	13	[2]	45	64	[2]
Net assets, end of period ($ x 1,000)	6,194		5,731	1,593

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 The ratio of net operating expenses would have been 1.27% if custody credits had not been included.

See financial notes 11

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings  as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

			Cost	Value
Holdings by Category			($)	($)

89.5%		Common Stock	5,077,009	5,543,400
9.0%		Preferred Stock	493,832	556,631
1.9%		Other Investment Company	119,321	119,321

100.4%		Total Investments	5,690,162	6,219,352
(0	.4)%	Other Assets and Liabilities, Net		(25,464)

100.0%		Net Assets		6,193,888

	Number	Value
Security	of Shares	($)

Common Stock 89.5% of net assets

Brazil 8.7%

Software & Services 3.4%
Redecard S.A.	13,500	209,442

Transportation 2.9%
Companhia de Concessoes Rodoviarias	7,000	180,585

Utilities 2.4%
CPFL Energia S.A. ADR	2,100	147,819

		537,846

Chile 3.3%

Utilities 3.3%
Enersis S.A. ADR	8,600	202,186

China 20.5%

Banks 7.1%
China Construction Bank Corp., Class H	279,000	243,846
Industrial & Commercial Bank of China Ltd., Class H	263,000	195,008

		438,854

Capital Goods 2.6%
Beijing Enterprises Holdings Ltd.	22,500	159,842

Food, Beverage & Tobacco 1.3%
China Yurun Food Group Ltd.	8,000	29,635
Want Want China Holdings Ltd.	56,000	51,784

		81,419

Household & Personal Products 1.5%
Hengan International Group Co., Ltd.	9,500	94,637

Telecommunication Services 2.8%
China Mobile Ltd.	17,000	173,909

Transportation 3.3%
China Merchants Holdings International Co., Ltd.	30,000	108,475
China Shipping Development Co., Ltd., Class H	70,000	95,959

		204,434

Utilities 1.9%
China Resources Power Holdings Co., Ltd.	54,000	116,072

		1,269,167

Columbia 1.9%

Banks 1.9%
Bancolombia S.A. ADR	1,800	118,134

Czech Republic 2.0%

Utilities 2.0%
CEZ A/S	2,757	123,163

		123,163

India 5.1%

Banks 2.7%
Axis Bank Ltd.	4,845	164,933

Diversified Financials 2.4%
Rural Electrification Corp., Ltd.	19,571	148,963

		313,896

Indonesia 2.5%

Utilities 2.5%
PT Perusahaan Gas Negara	362,000	155,986

Kazahkstan 1.8%

Energy 1.8%
KazMunaiGas Exploration Production GDR	6,165	108,936

Malaysia 2.2%

Telecommunication Services 2.2%
Maxis Berhad	77,800	134,883

Peru 1.8%

Banks 1.8%
Credicorp Ltd.	995	113,331

Philippines 2.5%

Telecommunication Services 2.5%
Philippine Long Distance Telephone Co. ADR	2,600	155,636

Republic of Korea 5.3%

Banks 1.6%
KB Financial Group, Inc.	1,246	53,483

12 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
KB Financial Group, Inc. ADR	1,077	46,171

		99,654

Food, Beverage & Tobacco 3.7%
KT&G Corp.	3,847	229,179

		328,833

Russia 3.7%

Energy 3.7%
Gazprom ADR	5,411	113,360
LUKOIL ADR	2,100	119,070

		232,430

South Africa 7.3%

Diversified Financials 2.0%
African Bank Investments Ltd.	23,696	121,664

Energy 3.1%
Sasol	4,272	191,436

Food, Beverage & Tobacco 2.2%
Tiger Brands Ltd.	5,110	138,835

		451,935

Taiwan 10.5%

Semiconductors & Semiconductor Equipment 5.8%
MediaTek, Inc.	9,074	127,328
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	116,224	230,007

		357,335

Technology Hardware & Equipment 1.6%
Asustek Computer, Inc.	13,956	99,855

Telecommunication Services 3.1%
Chunghwa Telecom Co., Ltd. ADR	8,597	192,745

		649,935

Thailand 2.9%

Energy 2.9%
PTT PCL	18,600	181,404

Turkey 7.5%

Banks 2.4%
Turkiye Garanti Bankasi A/S	25,264	146,385

Energy 3.3%
Tupras-Turkiye Petrol Rafinerileri A/S	7,700	207,040

Telecommunication Services 1.8%
Turkcell Iletisim Hizmetleri A/S	16,645	112,274

		465,699

Total Common Stock
(Cost $5,077,009)		5,543,400

Preferred Stock 9.0% of net assets

Brazil 9.0%

Banks 3.2%
Itausa - Investimentos Itau S.A.	25,992	198,473

Food, Beverage & Tobacco 2.2%
Companhia de Bebidas das Americas ADR	1,100	136,158

Materials 3.6%
Vale S.A. ADR *	8,000	222,000

Total Preferred Stock
(Cost $493,832)		556,631

Other Investment Company 1.9% of net assets

United States 1.9%
State Street Institutional Liquid Reserves Fund - Institutional Class	119,321	119,321

Total Other Investment Company
(Cost $119,321)		119,321

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $5,690,168 and the unrealized appreciation and depreciation were $680,472 and ($151,288), respectively, with a net unrealized appreciation of $529,184.

At 09/30/10, the values of certain foreign securities held by the fund aggregating $3,654,581 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

*	Non-income producing security.

ADR —	American Depositary Receipt.
GDR —	Global Depositary Receipt

See financial notes 13

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $5,690,162)		$6,219,352
Foreign currency, at value (cost $24,358)		24,735
Receivables:
Investments sold		51,725
Dividends		13,636
Due from investment adviser		931
Interest		30
Prepaid expenses	+	1,563

Total assets		6,311,972

Liabilities

Payables:
Investments bought		79,316
Foreign capital gains tax expense		13,393
Trustee’s retirement plan		568
Accrued expenses	+	24,807

Total liabilities		118,084

Net Assets

Total assets		6,311,972
Total liabilities	−	118,084

Net assets		$6,193,888

Net Assets by Source
Capital received from investors		6,085,524
Net investment income not yet distributed		107,995
Net realized capital losses		(515,811)
Net unrealized capital gains		516,180

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$6,193,888		664,996		$9.31

14 See financial notes

 Laudus Mondrian Institutional Emerging Markets Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $19,385)		$147,294
Interest	+	139

Total investment income		147,433

Expenses

Investment adviser fees		28,348
Accounting and administration fees		23,033
Professional fees		14,230
Registration fees		10,175
Trustees’ fees		9,671
Custodian fees		9,190
Shareholder reports		5,688
Transfer agent fees		4,371
Other expenses	+	2,548

Total expenses		107,254
Expense reduction by adviser	−	71,251
Custody credits	−	1

Net expenses	−	36,002

Net investment income		111,431

Realized and Unrealized Gains (Losses)

Net realized gains on investments		45,289
Net realized losses on foreign currency transactions	+	(3,381)

Net realized gains		41,908
Net unrealized gains on investments		309,069
Net unrealized gains on foreign currency translations	+	582

Net unrealized gains	+	309,651

Net realized and unrealized gains		351,559

Increase in net assets resulting from operations		$462,990

See financial notes 15

 Laudus Mondrian Institutional Emerging Markets Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$111,431	$60,370
Net realized gains (losses)		41,908	(204,949)
Net unrealized gains	+	309,651	1,280,815

Increase in net assets from operations		462,990	1,136,236

Distributions to Shareholders

Distributions from net investment income		$—	$58,511

Transactions in Fund Shares

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		—	$—	354,149	$3,010,000
Shares reinvested		—	—	6,033	49,769
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		—	$—	360,182	$3,059,769

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		664,996	$5,730,898	304,814	$1,593,404
Total increase	+	—	462,990	360,182	4,137,494

End of period		664,996	$6,193,888	664,996	$5,730,898

Net investment income not yet distributed/(Distribution in excess of net investment income)			$107,995		($3,436)

16 See financial notes

Laudus Mondrian Institutional International Equity Fund

Financial Statements

Financial Highlights

	4/1/10–		4/1/09–	4/25/08[1]–
	9/30/10*		3/31/10	3/31/09

Per-Share Data ($)

Net asset value at beginning of period	7.50		5.39	10.00

Income (loss) from investment operations:
Net investment income (loss)	0.14		0.21	0.16
Net realized and unrealized gains (losses)	(0.18)		2.07	(4.59)

Total from investment operations	(0.04)		2.28	(4.43)
Less distributions:
Distributions from net investment income	—		(0.17)	(0.17)
Distributions from net realized gains	—		—	(0.01)

Total distributions	—		(0.17)	(0.18)

Net asset value at end of period	7.46		7.50	5.39

Total return (%)	(0.53)[2]		42.37	(44.63)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.90	[3]	0.90	0.90 [3]
Gross operating expenses	2.19	[3]	2.26	3.70 [3]
Net investment income (loss)	4.27	[3]	3.14	3.32 [3]
Portfolio turnover rate	5	[2]	34	7 [2]
Net assets, end of period ($ x 1,000)	14,316		13,643	8,153

* Unaudited.

1 Commencement of operations.
2 Not annualized.
3 Annualized.

See financial notes 17

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings as of September 30, 2010 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting the Fund’s website at www.laudus.com.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Common Stock	13,039,908	13,972,093
1.6%	Other Investment Company	226,492	226,492

99.2%	Total Investments	13,266,400	14,198,585
0.8%	Other Assets and Liabilities, Net		117,338

100.0%	Net Assets		14,315,923

	Number	Value
Security	of Shares	($)

Common Stock 97.6% of net assets

Australia 7.9%

Food & Staples Retailing 2.7%
Wesfarmers Ltd.	12,185	387,815

Insurance 2.8%
QBE Insurance Group Ltd.	23,908	399,277

Telecommunication Services 2.4%
Telstra Corp., Ltd.	133,208	337,878

		1,124,970

France 18.2%

Banks 1.9%
Societe Generale	4,766	275,584

Capital Goods 2.4%
Compagnie de Saint-Gobain	7,541	336,978

Energy 3.3%
Total S.A.	9,117	471,083

Food & Staples Retailing 3.9%
Carrefour S.A.	10,314	555,972

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Sanofi-Aventis	6,950	462,632

Telecommunication Services 3.5%
France Telecom S.A.	23,150	500,697

		2,602,946

Germany 2.9%

Utilities 2.9%
RWE AG	6,081	410,682

Hong Kong 1.0%

Utilities 1.0%
Hongkong Electric Holdings Ltd.	22,500	136,719

Italy 1.6%

Banks 1.6%
Intesa Sanpaolo	71,057	231,468

Japan 21.1%

Automobiles & Components 2.5%
Toyota Motor Corp.	10,100	361,991

Food & Staples Retailing 2.9%
Seven & i Holdings Co., Ltd.	17,400	408,050

Household & Personal Products 3.4%
Kao Corp.	19,900	485,441

Insurance 2.4%
Tokio Marine Holdings, Inc.	12,900	347,946

Pharmaceuticals, Biotechnology & Life Sciences 3.9%
Takeda Pharmaceutical Co., Ltd.	12,100	556,271

Technology Hardware & Equipment 3.6%
CANON, Inc.	11,100	518,437

Telecommunication Services 2.4%
KDDI Corp.	72	344,208

		3,022,344

Netherlands 2.0%

Media 2.0%
Reed Elsevier N.V.	23,087	291,636

Singapore 4.7%

Banks 2.9%
Oversea-Chinese Banking Corp., Ltd.	20,118	135,257
United Overseas Bank Ltd.	20,443	284,312

		419,569

Telecommunication Services 1.8%
Singapore Telecommunications Ltd.	108,000	257,802

		677,371

Spain 7.7%

Banks 1.6%
Banco Santander S.A.	18,062	229,248

Telecommunication Services 3.3%
Telefonica S.A.	19,133	474,902

Utilities 2.8%
Iberdrola S.A.	52,475	404,640

		1,108,790

Switzerland 6.5%

Insurance 2.0%
Zurich Financial Services AG	1,234	289,287

18 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 4.5%
Novartis AG - Reg’d	11,232	646,490

		935,777

Taiwan 2.6%

Semiconductors & Semiconductor Equipment 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,839	367,775

United Kingdom 21.4%

Energy 7.1%
BP plc	62,627	428,498
Royal Dutch Shell plc, Class A	19,458	588,945

		1,017,443

Food & Staples Retailing 1.0%
Tesco plc	22,149	147,747

Food, Beverage & Tobacco 4.0%
Unilever plc	19,939	577,101

Insurance 1.8%
Aviva plc	41,747	261,690

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
GlaxoSmithKline plc	29,373	579,379

Telecommunication Services 3.4%
Vodafone Group plc	193,833	478,255

		3,061,615

Total Common Stock
(Cost $13,039,908)		13,972,093

Other Investment Company 1.6% of net assets

United States 1.6%
State Street Institutional Liquid Reserves Fund - Institutional Class	226,492	226,492

Total Other Investment Company
(Cost $226,492)		226,492

End of Investments.

At 09/30/10, the tax basis cost of the fund’s investments was $13,517,298 and the unrealized appreciation and depreciation were $1,249,381 and ($568,094), respectively, with a net unrealized appreciation of $681,287.

At 09/30/10, the values of certain foreign securities held by the fund aggregating $13,972,093 were adjusted from their closing market values following the guidelines adopted by the fund’s Board of Trustees.

ADR —	American Depositary Receipt
Reg’d —	Registered

See financial notes 19

 Laudus Mondrian Institutional International Equity Fund

Statement of
Assets and Liabilities
As of September 30, 2010; unaudited.

Assets

Investments, at value (cost $13,266,400)		$14,198,585
Foreign currency, at value (cost $65,570)		66,206
Receivables:
Dividends		61,510
Foreign tax reclaims		13,569
Due from investment adviser		552
Interest		51
Prepaid expenses	+	3,384

Total assets		14,343,857

Liabilities

Payables:
Trustee’s retirement plan		1,354
Trustees’ fees		526
Accrued expenses	+	26,054

Total liabilities		27,934

Net Assets

Total assets		14,343,857
Total liabilities	−	27,934

Net assets		$14,315,923

Net Assets by Source
Capital received from investors		13,962,315
Net investment income not yet distributed		391,683
Net realized capital losses		(973,151)
Net unrealized capital gains		935,076

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,315,923		1,919,246		$7.46

20 See financial notes

 Laudus Mondrian Institutional International Equity Fund

Statement of
Operations
For April 1, 2010 through September 30, 2010; unaudited.

Investment Income

Dividends (net of foreign withholding taxes of $32,424)		$337,662
Interest	+	303

Total investment income		337,965

Expenses

Investment adviser fees		48,996
Accounting and administration fees		23,765
Trustees’ fees		16,654
Professional fees		15,072
Shareholder reports		15,048
Registration fees		9,841
Custodian fees		5,166
Transfer agent fees		4,445
Interest expense		258
Other expenses	+	3,684

Total expenses		142,929
Expense reduction by adviser	−	83,876

Net expenses	−	59,053

Net investment income		278,912

Realized and Unrealized Gains (Losses)

Net realized gains on investments		92,408
Net realized gains on foreign currency transactions	+	3,365

Net realized gains		95,773
Net unrealized losses on investments		(399,446)
Net unrealized losses on foreign currency translations	+	(2,049)

Net unrealized losses	+	(401,495)

Net realized and unrealized losses		(305,722)

Decrease in net assets resulting from operations		($26,810)

See financial notes 21

 Laudus Mondrian Institutional International Equity Fund

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

4/1/10-9/30/10			4/1/09-3/31/10
Net investment income		$278,912	$407,372
Net realized gains (losses)		95,773	(536,947)
Net unrealized gains (losses)	+	(401,495)	3,819,705

Increase (Decrease) in net assets from operations		(26,810)	3,690,130

Distributions to Shareholders

Distributions from net investment income		$—	$337,613

Transactions in Fund Shares

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	VALUE	SHARES	VALUE
Shares sold		99,010	$700,000	558,997	$4,000,000
Shares reinvested		—	—	43,710	329,573
Shares redeemed	+	—	—	(295,045)	(2,192,181)

Net transactions in fund shares		99,010	$700,000	307,662	$2,137,392

Shares Outstanding and Net Assets

		4/1/10-9/30/10		4/1/09-3/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,820,236	$13,642,733	1,512,574	$8,152,824
Total increase	+	99,010	673,190	307,662	5,489,909

End of period		1,919,246	$14,315,923	1,820,236	$13,642,733

Net investment income not yet distributed			$391,683		$112,771

22 See financial notes

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited

1. Business Structure of the Funds:

Each of the Laudus Mondrian Institutional Funds in this report is a series of Laudus Institutional Trust, (the “trust”), an open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust:

Laudus Mondrian Institutional Emerging Markets Fund
Laudus Mondrian Institutional International Equity Fund

The Laudus Mondrian Institutional Emerging Markets Fund and the Laudus Mondrian Institutional International Equity Fund commenced operations on April 25, 2008.

Shares are bought and sold (subject to redemption fee, see note 8) at closing net asset value (“NAV”), which is the price for all outstanding shares.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	International fair valuation: The Board of Trustees has adopted procedures to fair value foreign equity securities that trade in markets that close prior to when the funds value their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its index or benchmark. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to these procedures.

•	Futures and forwards contracts: valued at their settlement prices as of the close of their exchanges (for futures) or at a value based on that day’s exchange rates (for forwards).

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Underlying funds: valued at their respective net asset values as determined by the underlying fund in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the funds’ results of operations.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of September 30, 2010:

Laudus Mondrian Institutional Emerging Markets Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock	$—	$2,914,729	$—	$2,914,729
Brazil(a)	537,846	—	—	537,846
Chile(a)	202,186	—	—	202,186
Columbia(a)	118,134	—	—	118,134
Kazahkstan(a)	108,936	—	—	108,936
Peru(a)	113,331	—	—	113,331
Philippines(a)	155,636	—	—	155,636
Republic of Korea(a)	—	229,179	—	229,179
Banks	46,171	53,483	—	99,654
Russia(a)	232,430	—	—	232,430
Taiwan(a)		457,190		457,190
Telecommunication Services	192,745	—	—	192,745
Thailand(a)	181,404	—	—	181,404
Preferred Stock(a)	556,631	—	—	556,631
Other Investment Company(a)	119,321	—	—	119,321

Total	$2,564,771	$3,654,581	$—	$6,219,352

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

Laudus Mondrian Institutional International Equity Fund

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$—	$13,972,093	$—	$13,972,093
Other Investment Company(a)	226,492	—	—	226,492

Total	$226,492	$13,972,093	$—	$14,198,585

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended September 30, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended September 30, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Derivatives: The funds may invest in futures contracts in order to reduce the effects of uninvested cash on performance or for other reasons. Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date.

Because futures contracts carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

The funds may invest in forward currency contracts to minimize the uncertainty of changes in future foreign currency exchange rates. “Forwards”, as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties. The accounting for forwards is treated similar to that of futures contracts in that gains and losses are accounted for as unrealized gains or losses until the contract settles and such amounts are accounted for as realized.

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements are fully collateralized by cash, U.S. government securities, U.S. government agency securities or other securities. All collateral is held by the funds’ custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase or sale price under the agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuation in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Gains realized by the funds on the sale of securities in certain foreign countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds may record certain foreign security dividends on the day they learn of the ex-dividend date.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds make distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company, under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distributes substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to the funds to be remote.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

3. Risk factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments —mid- or small-cap stocks, for instance —a fund’s large-cap holdings could reduce performance.

A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds.

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to Management Contracts (“Advisory Agreement”) between it and the trust. Mondrian Investment Partners Limited (“Mondrian”), the funds’ sub-adviser, provides day-to-day portfolio management services to the funds, subject to the supervision of CSIM.

For its advisory services to each fund, CSIM is entitled to receive an annual fee, payable monthly, based on the funds’ average daily net assets described as follows.

Laudus Mondrian Institutional Emerging Markets Fund	1.00%
Laudus Mondrian Institutional International Equity Fund	0.75%

CSIM (not the funds) pays a portion of the management fees it receives to Mondrian in return for its services.

CSIM has contractually agreed, until at least July 30, 2020, to waive a portion of its management fee and bear certain expenses of each fund. As such, CSIM further agrees to reimburse the funds to limit the annual expenses, exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest (overdraft charges), taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the funds’ business as follows:

Laudus Mondrian Institutional Emerging Markets Fund	1.27%
Laudus Mondrian Institutional International Equity Fund	0.90%

Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment through the next two fiscal years, to the extent that the repayment will not cause the funds’ net expenses to exceed the current limit (as stated in CSIM’s contractual undertaking) during the respective year. As of September 30, 2010, the balance of recoupable expenses is as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2011	$116,184	$121,486
March 31, 2012	153,076	176,222
March 31, 2013	71,250	83,876

Total	$340,510	$381,584

5. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Charles Schwab & Co., Inc. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

Until September 2006, a Retirement Plan existed for the independent trustees. After the Retirement Plan closed to new independent trustees, the previously accrued and unpaid benefits continue to be adjusted by performance of the funds. As a result, the amount of the retirement benefits payable to certain independent trustees may increase or decrease based on the performance of the funds.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit up to a maximum of $100,000,000, as established by State Street Bank and Trust Company. Interest is calculated based on the market rates at the time of borrowing.

There were no borrowings from the line of credit by the funds during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended September 30, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Laudus Mondrian Institutional Emerging Markets Fund	$788,070	$730,713
Laudus Mondrian Institutional International Equity Fund	1,591,532	648,322

8. Redemption Fee:

The funds charge a 2.00% redemption fee on shares sold or exchanged within 30 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. No redemption fees were charged during the current and prior report periods.

 Laudus Mondrian Institutional Funds

Financial Notes, unaudited (continued)

9. Federal Income Taxes:

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of March 31, 2010, the following funds had capital loss carryforwards available to offset net capital gains before the expiration dates:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
Expiration Date	Emerging Markets Fund	International Equity Fund

March 31, 2016	$106,311	$—
March 31, 2017	439,222	—
March 31, 2018	—	681,823

Total	$545,533	$681,823

For tax purposes, realized net capital losses occurring after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2010, the funds had aggregate deferred realized net capital losses and capital losses utilized as follows:

	Laudus Mondrian Institutional	Laudus Mondrian Institutional
	Emerging Markets Fund	International Equity Fund

Capital losses deferred	$12,186	$128,590
Capital losses utilized	2,344	—

As of March 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and state purposes, four years from the date of filing), as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2010, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities and state tax authorities for tax years before 2008.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Approval of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940 (the “1940 Act”) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreements be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.

The Board of Trustees (the “Board” or the “Trustees”, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreements between Laudus Institutional Trust (the “Trust”) and Charles Schwab Investment Management, Inc. (“CSIM”), and the subadvisory agreements between CSIM and Mondrian Investment Partners Limited (“Mondrian”) (such investment advisory and sub-advisory agreements, collectively, the “Agreements”) with respect to certain funds in the Trust, including Laudus Mondrian Institutional Emerging Markets Fund and Laudus Mondrian Institutional International Equity Fund (the “Funds”). In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM and Mondrian, including information about their affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to fund operations and fund performance. The Independent Trustees receive advice from independent counsel to the Independent Trustees, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM and Mondrian, as appropriate.

As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, Independent Trustees’ legal counsel sends an information request letter to CSIM and CSIM sends an information request letter to Mondrian seeking certain relevant information. The responses by CSIM and Mondrian are provided to the Trustees for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.

The Board, including a majority of the Independent Trustees, considered information relating to its consideration of the continuance of the Agreements with respect to the Funds at meetings held on April 28, 2010, and June 3, 2010, and approved the renewal of the Agreements with respect to the Funds for an additional one year term at the meeting held on June 3, 2010. The Board’s approval of the Agreements with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:

1.	the nature, extent and quality of the services provided to the Funds under the Agreements, including the resources of CSIM and its affiliates, and Mondrian, dedicated to the Funds;

2.	each Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.	each Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (“Schwab”), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates, as well as the profitability of Mondrian; and

5.	the extent to which economies of scale would be realized as the Funds grow, and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s personnel, experience, track record and compliance program. The Trustees also considered investments in CSIM’s mutual fund infrastructure. The Trustees also considered Schwab’s excellent reputation in connection with the OneSource mutual fund offering and its overall financial condition. The Board also considered the nature, extent and quality of the sub-advisory services provided by Mondrian to the Funds and the resources it dedicates to the Funds. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM and Mondrian to the Funds and the resources of CSIM and its affiliates and the resources of Mondrian dedicated to the Funds supported renewal of the Agreements with respect to the Funds.

Fund Performance. The Board considered Fund performance in determining whether to renew the Agreements.

Specifically, the Trustees considered each Fund’s performance relative to a peer category of other mutual funds and appropriate indices/benchmarks, in light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the third party who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered both risk and shareholder risk expectations for such Fund and the appropriateness of the benchmark used to compare the performance of each Fund. The Trustees further considered the level of Fund performance in the context of its review of Fund expenses and adviser profitability discussed below. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreements with respect to the Funds.

Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreements, and each Fund’s net operating expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer categories and comparisons having been selected and calculated by an independent third party. The Trustees considered the effects of CSIM’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by CSIM and Mondrian to other mutual funds and to other types of accounts, such as separate accounts and wrap accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreements with respect to the Funds.

Profitability. With regard to profitability, the Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and the compensation flowing to Mondrian, directly or indirectly. In this connection, with respect to the profitability of CSIM and its affiliates, the Trustees reviewed management’s profitability analyses. The Trustees also considered any other benefits derived by CSIM and Mondrian from their relationships with the Funds, such as whether, by virtue of their management of the Funds, CSIM or Mondrian obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to CSIM and Mondrian, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to each Fund by CSIM and Mondrian, and their respective affiliates. With respect to the profitability of Mondrian, the Board also considered that Mondrian is compensated by CSIM, and not by the Funds directly, and such compensation reflects an arms-length negotiation between the parties. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM and Mondrian is reasonable and supported renewal of the Agreements with respect to the Funds.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to a Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by CSIM and its affiliates. In this regard, and consistent with their consideration of Fund expenses, the Trustees considered that CSIM has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when Fund assets are relatively small through contractual expense waivers. The Trustees also considered Mondrian’s agreement to contractual sub-advisory fee schedules that, for all Funds, include lower fees at higher graduated asset levels as measured on a complex wide basis. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Funds and concluded that the compensation under the Agreements with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

Trustees and Officers

The tables below give information about the trustees and officers for the Laudus Institutional Trust which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 84 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Laudus Institutional Trust since 2004.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
			Director, Genitope Corporation (2000 – 2009)

Gerald B. Smith 1950 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Donald R. Stephens 1938 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Managing Partner, D.R. Stephens & Company (investments) (1973 – present).	73	None

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Joseph H. Wender 1944 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

Michael W. Wilsey 1943 Trustee (Trustee of Laudus Institutional Trust since 2010.)	Chairman and Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	73	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Laudus Institutional Trust since 2010.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Laudus Institutional Trust since 2010.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	84	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (July 2007 – March 2008, July 2010 – present)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc. (August 2004 – present); Executive Vice President, Charles Schwab & Co., Inc. (2002 – present); Director (Sept. 2006 – present), President and Chief Executive Officer (August 2007 – present), Charles Schwab Investment Management, Inc.; Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC (Sept. 2002 – present); President and Chief Executive Officer, Schwab Funds (Aug. 2002 – Aug. 2004, July 2007 – present) and Schwab ETFs (Oct. 2009 – present); Trustee, Laudus Trust and Laudus Institutional Trust (June 2006 – December 2009); President and Chief Executive Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust (June 2006 – June 2007).

George Pereira 1964 Treasurer and Chief Financial Officer (Officer of Laudus Institutional Trust since 2006.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (Nov. 2004 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Koji E. Felton 1961 Vice President and Assistant Clerk (Officer of Laudus Institutional Trust since 2010.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Secretary and Chief Legal Officer, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Catherine MacGregor 1964 Chief Legal Officer, Vice President and Clerk (Officer of Laudus Institutional Trust since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President, Schwab Funds (December 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Laudus Institutional Trust since 2005.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President, Schwab Funds (June 2005 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Laudus Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first, provided that any trustee who serves on both Schwab Funds and Laudus Funds retires from both boards when first required to retire by either board. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.
[2]	Messrs. Schwab and Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

The MSCI EAFE Index® (Net) is a free float-adjusted market capitalization index that is designed to measure market equity performance in 22 developed market countries, excluding the U.S. and Canada. This series approximates the minimum possible dividend reinvestment.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment.

The MSCI World® Index (Net) is a free float-adjusted market capitalization index that is designed to measure global developed markets equity performance. This series approximates the minimum possible dividend reinvestment.

Price to earnings ratio is the price of a stock divided by its historical earnings per share.

Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.

Price to cash flow ratio is the price of a stock divided by its reported cash flow per share.

Return on equity represents the amount earned on a company’s common stock investment for a given period, calculated by dividing common stock equity into net income for the period after preferred stock dividends but before common stock dividends.

Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.

Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.

Proxy Voting

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov, or by contacting Laudus Funds at 866.452.8387.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by visiting www.laudus.com, or the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings

Each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The information filed on each fund’s most recent Form N-Q is also available at www.laudus.com.

Notes

For More Information about the Funds:

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Shareholder Services
1.888.352.8387
www.laudus.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

MFR51735-01

Item 2: Code of Ethics.
     Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
     Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
     Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
     The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust

By:	/s/ Randall W. Merk

Randall W. Merk
President and Chief Executive Officer
Date: 11/17/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk

Randall W. Merk
President and Chief Executive Officer
Date: 11/17/2010

By:	/s/ George Pereira

George Pereira
Principal Financial Officer
Date: 11/16/2010